Income Taxes - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
U.S. federal
Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards, subject to expiration	$ 209,564
Operating loss carryforwards, indefinite expiration	945,177
U.S. state
Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards, subject to expiration	1,029,763
Operating loss carryforwards, indefinite expiration	206,333
Foreign
Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards, indefinite expiration	$ 59,206